FAIR VALUE MEASUREMENTS (Assets Measured At Fair Value On Non-Recurring Basis) (Details) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 27, 2017 USD ($) Restaurant	Jun. 26, 2019 USD ($) restaurant	Jun. 27, 2018 USD ($) restaurant	Jun. 28, 2017 restaurant
Fair Value Disclosures [Line Items]
Carrying value of impaired long lived assets		$ 10.3	$ 3.7
Carrying value of reacquired franchise rights		0.5	$ 0.3
Number of underperforming restaurants | restaurant			5
Fair value of impaired long lived asset		$ 0.0	$ 0.3
Impairment charges on restaurants continuing to operate			3.7
Chili's Canada Restaurants [Member]
Fair Value Disclosures [Line Items]
Carrying value of impaired long lived assets			6.0
Carrying value of reacquired franchise rights			1.2
Number of underperforming restaurants | Restaurant	9
Impairment of long lived assets to be disposed of	$ 7.2
Fair value of impaired long lived asset			$ 0.0
Chili's Restaurants [Member]
Fair Value Disclosures [Line Items]
Number of underperforming restaurants | restaurant		11		10
Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Impairment of liquor licenses		$ 0.0